Stockholders' Equity, Valuation Assumptions used for Options Granted (Details)	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Weighted Average Assumptions [Abstract]
Risk-free interest rate	1.70%	2.50%	2.70%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	27.20%	26.30%	26.10%
Expected option life	6 years 6 months	6 years 6 months	6 years 6 months